Supplementary cash flow information - Non-cash Operating and Investing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from (used in) operating activities [abstract]
Accounts payable and accrued liabilities	$ 14,573	$ 26,333
Provisions	2,512	1,516
Non-cash operating activities	17,085	27,849
Cash flows from (used in) investing activities [abstract]
Purchase of PP&E	(14,913)	(17,600)
Additions to intangible assets	(14,267)	(19,441)
Non-cash investing activities	$ (29,180)	$ (37,041)